Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Current Assets
Cash	$ 89	$ 22
Accounts receivable, net	654	1,881
Other receivables	163	170
Inventory		7
Prepaid licenses and maintenance contracts	5	4,638
Prepaid assets and other current assets	1,317	263
Total Current Assets	2,228	6,981
Prepaid licenses and maintenance contracts, non current		2,264
Property and equipment, net	39	172
Intangible assets, net	3,323	5,113
Other assets	35	10
Total Assets	5,625	14,540
Current Liabilities
Accounts payable	15,105	24,271
Accrued liabilities	731	3,215
Related party payable	750
Short-term debt	1,019
Deferred revenue	130	5,554
Total Current Liabilities	17,735	33,040
Long Term Liabilities
Accrued issuable equity	154
Deferred revenue- non-current		2,636
Acquisition liability - Integrio	62	997
Other liabilities	40	39
Total Liabilities	17,991	36,712
Commitments and Contingencies
Stockholders' Deficit
Net parent investment		(22,172)
Common stock, par value $0.00001 per share, 500,000,000 shares authorized; 41,000,000 shares issued and 29,208,310 shares outstanding as of September 30, 2018	4
Treasury stock, at cost, 11,791,690 shares at September 30, 2018	(1)
Additional paid-in-capital	(11,567)
Accumulated deficit	(802)
Total Stockholders' Deficit	(12,366)	(22,172)
Total Liabilities and Stockholders' Deficit	$ 5,625	$ 14,540